Subsidiaries - Business Combinations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 28,825		$ 31,100	$ 30,271		$ 973	$ 1,049	$ 23,560
Inventories	8,840		7,423			298
Prepayments	2,188		2,978			74
Other current assets	2,183		2,122			74
NONCURRENT ASSETS
Property, plant and equipment	288,708		291,170			9,740
Refundable deposits	1,860		2,083
Deferred income tax assets	2,730		2,322			92
Other noncurrent assets	5,536		5,025			187
CURRENT LIABILITIES
Short-term loans	(70)		(138)			(2)
Trade notes payable	(19,396)		(18,810)			(654)
Accounts and other payables	(25,001)		(26,418)			(844)
Other current liabilities	(1,081)		(1,330)			(37)
NONCURRENT LIABILITIES
Long-term loans	(1,600)		(1,600)			(54)
Deferred income tax liabilities	(1,430)		(1,464)			(48)
Other noncurrent liabilities	(3,458)		(3,004)			(117)
Add: Noncontrolling interest (30% of the recognized amounts of Youth and its subsidiaries’ identifiable net assets)	8,474		6,272		$ 8,470	286
Less: Cash and cash equivalents acquired	(28,825)		(31,100)	(30,271)		$ (973)	$ (1,049)	$ (23,560)
Net cash outflow on acquisition of subsidiaries	$ 0	$ 0	$ 0	$ 114
Youth Co., Ltd. (Youth) [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity				Sale and maintenance of information and communication technologies products
Date of Acquisition				Sep. 02, 2015
Proportion of Voting Equity Interests Acquired				70.00%
Consideration Transferred				$ 135
CURRENT ASSETS
Cash and cash equivalents				21
Accounts and other receivables				10
Inventories				30
Prepayments				6
Other current assets				6
NONCURRENT ASSETS
Property, plant and equipment				36
Intangible assets				259
Refundable deposits				22
Deferred income tax assets				4
Other noncurrent assets				32
CURRENT LIABILITIES
Short-term loans				(54)
Trade notes payable				(9)
Accounts and other payables				(75)
Other current liabilities				(80)
NONCURRENT LIABILITIES
Long-term loans				(40)
Deferred income tax liabilities				(44)
Other noncurrent liabilities				(10)
Assets acquired and liabilities assumed				114
Add: Noncontrolling interest (30% of the recognized amounts of Youth and its subsidiaries’ identifiable net assets)				34
Less: Fair value of identifiable net assets acquired				(114)
Goodwill arising on acquisition				55
Less: Cash and cash equivalents acquired				(21)
Net cash outflow on acquisition of subsidiaries				114
Revenue				188
Net loss				$ 18